Summary of Significant Accounting Policies - Schedule of Estimated Useful Life of Property and Equipment (Details) - Staffing 360 Solutions, Inc. [Member]	Dec. 30, 2023
Minimum [Member] | Computers [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	3 years
Minimum [Member] | Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	3 years
Minimum [Member] | Network Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	3 years
Minimum [Member] | Software Development [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	3 years
Minimum [Member] | Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	3 years
Minimum [Member] | Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	3 years
Minimum [Member] | Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	3 years
Maximum [Member] | Computers [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	5 years
Maximum [Member] | Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	5 years
Maximum [Member] | Network Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	5 years
Maximum [Member] | Software Development [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	5 years
Maximum [Member] | Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	7 years
Maximum [Member] | Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	7 years
Maximum [Member] | Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	5 years